Condensed Statement of Cash Flows of Parent Company (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net cash used in operating activities	¥ (306,704)	$ (47,141)	¥ (235,177)	¥ (97,377)
Cash flows from investing activities:
Net cash used in investing activities	(198,521)	(30,512)	(116,388)	(23,454)
Cash flows from financing activities:
Proceeds from issuance of Series C preferred shares				262,561
Proceeds from issuance of ordinary shares	3,091	475	615,031
Payment of financing costs in connection with the issuance of Series C preferred shares				(1,061)
Payment for IPO costs	(3,362)	(517)	(29,892)
Net cash provided by financing activities	190,948	29,348	650,539	257,500
Net increase in cash and cash equivalents	(353,762)	(54,372)	321,929	136,693
Cash and cash equivalents at the beginning of the year	520,452	79,992	198,523	61,830
Cash and cash equivalents at the end of the year	166,690	25,620	520,452	198,523
Supplemental schedule of non-cash financing activities:
Accretions to preferred shares redemption value			16,725	19,707
Gridsum Holding Inc.
Cash flows from operating activities:
Net cash used in operating activities	2,424	373	(188,097)	(56,436)
Cash flows from investing activities:
Investment of subsidiaries and VIEs	(291,008)	(44,727)	(103,298)	(185,448)
Net cash used in investing activities	(291,008)	(44,727)	(103,298)	(185,448)
Cash flows from financing activities:
Proceeds from issuance of Series C preferred shares				262,561
Proceeds from issuance of ordinary shares	3,091	475	615,032
Payment of financing costs in connection with the issuance of Series C preferred shares				(1,061)
Payment for IPO costs	(3,362)	(517)	(27,043)
Net cash provided by financing activities	(271)	(42)	587,989	261,500
Net increase in cash and cash equivalents	(288,855)	(44,396)	296,594	19,616
Cash and cash equivalents at the beginning of the year	316,210	48,600	19,616
Cash and cash equivalents at the end of the year	¥ 27,355	$ 4,204	316,210	19,616
Supplemental schedule of non-cash financing activities:
Accretions to preferred shares redemption value			¥ 16,725	¥ 19,707